UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leylegian Investment Management, Inc.
Address: 601 Gateway Boulevard Suite 700

         South San Francisco, CA  94089

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George A. Leylegian
Title:     President and C.E.O.
Phone:     650-615-9500

Signature, Place, and Date of Signing:

          ,


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     24667


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
PANAMERICAN BEVERAGE        COMMON              P74823108     2476   243650                                 243650
BP AMACO                    COMMON              055622104     3859    77784                                  77784
CHEVRON                     COMMON              166751107     3773    42979                                  42979
COLGATE-PALMOLIVE           COMMON              194162103     2791    50250                                  50250
DIAMOND OFFSHORE DRILLING   COMMON              25271C102     2568    65275                                  65275
PETROLEUM GEO SERVICES      COMMON              716597109     1984   221700                                 221700
GENERAL ELECTRIC            COMMON              369604103     1770    42305                                  42305
ILLNOIS TOOL WORKS          COMMON              452308109     1566    27561                                  27561
HEWLETT-PACKARD             COMMON              428236103     1108    35450                                  35450
GRUPO TELEVISA              COMMON              40049J206     1082    32400                                  32400
MOTORLA                     COMMON              620076109      736    51675                                  51675
NETWORK EQUIPMENT TECH      COMMON              641208103      524   123500                                 123500
NOVELL                      COMMON              670006105      430    86100                                  86100
